CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Cash Flows from Operating Activities:
Net income	$ 32,556	$ 33,384
Adjustments to reconcile net income to net cash provided by operating activities of continuing operations:
Net loss from discontinued operations	0	399
Depreciation	5,159	5,053
Amortization of intangibles	14,584	10,394
Amortization of contract acquisition costs	4,427	5,007
Deferred income taxes	2,241	4,699
Employee share-based compensation expense	1,554	1,599
Loss on early debt extinguishment	6,995	0
Other non-cash items, net	3,508	2,174
Changes in assets and liabilities, net of effect of acquisition:
Trade accounts receivable	4,524	7,386
Inventories and supplies	746	(395)
Other current assets	(2,496)	(2,589)
Non-current assets	2,910	1,594
Accounts payable	(2,437)	(573)
Contract acquisition payments	(4,515)	(583)
Other accrued and non-current liabilities	(8,716)	(14,857)
Net cash provided by operating activities of continuing operations	61,040	52,692
Cash Flows from Investing Activities:
Purchases of capital assets	(8,422)	(9,799)
Payment for acquisition	0	(700)
Purchases of customer lists	0	(70)
Proceeds from sales of marketable securities	0	1,970
Other	41	(159)
Net cash used by investing activities of continuing operations	(8,381)	(8,758)
Cash Flows from Financing Activities:
Net payments on short-term debt	(7,000)	(26,000)
Payments on long-term debt, including costs of debt reacquisition	(215,030)	0
Proceeds from issuing long-term debt	200,000	0
Payments for debt issue costs	(3,280)	(2,065)
Change in book overdrafts	(825)	(1,454)
Proceeds from issuing shares under employee plans	5,633	1,357
Excess tax benefit from share-based employee awards	752	277
Payments for common shares repurchased	(5,986)	0
Cash dividends paid to shareholders	(12,881)	(12,835)
Net cash used by financing activities of continuing operations	(38,617)	(40,720)
Effect of Exchange Rate Change on Cash	427	325
Net Change in Cash and Cash Equivalents	14,469	3,539
Cash and Cash Equivalents: Beginning of Period	17,383	12,789
Cash and Cash Equivalents: End of Period	$ 31,852	$ 16,328